SUBSEQUENT EVENTS (Details) (Subsequent event, USD $)	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS
New financings	$ 337,900,000
Credit facilities
SUBSEQUENT EVENTS
New financings	252,900,000
Long-term borrowings
SUBSEQUENT EVENTS
New financings	$ 84,957,220